Financial Assets and Financial Liabilities - Summary of Carrying Amount of Monetary Assets (Details) - Currency Risk - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash And Cash Equivalents [Line Items]
Total	€ 686,297	€ 213,913
Financial Liabilities in U.S. Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Total	72,821
Other Financial Assets in U.S. Dollar
Disclosure Of Cash And Cash Equivalents [Line Items]
Total	85,573
US Dollar Bank Accounts
Disclosure Of Cash And Cash Equivalents [Line Items]
Total	€ 673,545	€ 213,913